REVENUES - Schedule of Changes in Advances from Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Balance, beginning of the period	$ 727	[1]	$ 41
New performance obligations	893		794	[1]
Reclassification to revenue as a result of satisfying performance obligation	(57)		(108)	[1]
Balance, end of the period	$ 1,563		$ 727	[1]

[1]	Reclassified